Note 10 - Income Taxes - Net Operating Losses and Tax Credit Carryforwards (Details) - Domestic Tax Authority [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Net operating losses—federal	$ 10,441
Tax credits—federal	$ 235